May 4, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: The Dreyfus Fund Incorporated
 1933 Act File No.: 2-09455
 1940 Act File No.: 811-00523
 CIK No.: 0000030146

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 171 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 27, 2017.

Please address any comments or questions to my attention at 412-236-7700.

Sincerely,

/s/ Joseph W. Kulbacki

Joseph W. Kulbacki
Senior Paralegal